SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenues	$ 483,310	$ 431,542	$ 324,977
Germany [Member]
Segment Reporting Information [Line Items]
Revenues	128,278	114,176	111,826
United States [Member]
Segment Reporting Information [Line Items]
Revenues	97,000	99,765	88,333
The Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	106,027	101,512	63,842
Spain [Member]
Segment Reporting Information [Line Items]
Revenues	113,177	82,217	39,448
Other countries [Member]
Segment Reporting Information [Line Items]
Revenues	$ 38,828	$ 33,872	$ 21,528